Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Net Benefit Costs

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2011, 2012 and 2013 includes the following components:

	2011	2012	2013
	(in millions of yen)
Service cost-benefits earned during the fiscal year	27,761	27,734	30,422
Interest costs on projected benefit obligation	25,182	24,267	23,186
Expected return on plan assets	(40,209)	(28,234)	(32,237)
Amortization of prior service benefit	(319)	(318)	(319)
Amortization of net actuarial loss (gain)	15,532	25,595	16,936
Special termination benefits (Note)	4,222	14,115	5,454

Net periodic benefit cost	32,169	63,159	43,442

Note:	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC’s voluntary retirement scheme.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2012 and 2013 were summarized as follows:

	2012	2013
	(in millions of yen)
Net actuarial gain (loss)	25,401	103,683
Amortization of net actuarial loss (gain)	25,595	16,936
Prior service benefit (cost)	—	(1,782)
Amortization of prior service benefit	(318)	(319)

Total recognized in other comprehensive income (loss) before-tax	50,678	118,518

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.83%	1.73%	1.44%
Rates of increase in future compensation level	2.28-6.15%	2.33-6.46%	2.31-6.57%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.93%	1.83%	1.73%
Rates of increase in future compensation level	2.13-6.12%	2.28-6.15%	2.33-6.46%
Expected rates of return on plan assets	3.10%	2.27%	2.40%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2012 and 2013 for the plans of MHFG and its subsidiaries:

	2012	2013
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,328,316	1,343,714
Service cost	27,734	30,422
Interest cost	24,267	23,186
Plan participants’ contributions	1,186	1,184
Amendments	—	1,782
Actuarial loss (gain)	32,307	63,140
Foreign exchange translation	(364)	2,209
Benefits paid	(51,981)	(49,593)
Lump-sum payments	(17,751)	(16,921)

Benefit obligation at end of fiscal year	1,343,714	1,399,123

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,226,058	1,323,163
Actual return (negative return) on plan assets	85,935	199,341
Foreign exchange translation	(289)	1,783
Employer contributions	62,254	51,866
Plan participants’ contributions	1,186	1,184
Benefits paid	(51,981)	(49,593)

Fair value of plan assets at end of fiscal year	1,323,163	1,527,744

Funded status	(20,551)	128,621

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	6,509	153,414
Accrued pension liability	(27,060)	(24,793)

Net amount recognized	(20,551)	128,621

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	1,661	(440)
Net actuarial gain (loss)	(356,978)	(236,359)

Net amount recognized	(355,317)	(236,799)

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,312,981 million and ¥1,364,786 million, respectively, as of March 31, 2012 and 2013. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	87,935	95,789
Fair value of plan assets	60,831	70,690
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	84,752	91,210
Fair value of plan assets	60,831	70,690

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2014	63,417
2015	65,759
2016	67,825
2017	68,921
2018	70,315
2019-2023	357,978

Target Allocation
Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2013 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair Value, Inputs
Schedule of Allocation of Plan Assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2012 and 2013, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value”.

	2012						2013
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	601		—		—	601	716		—		—	716
Pooled funds (2)	—		70		—	70	—		86		—	86
Japanese debt securities:
Government bonds	183		—		—	183	179		—		—	179
Pooled funds (2)	—		41		—	41	—		46		—	46
Other	—		8		—	8	—		7		—	7
Foreign equity securities:
Common stocks	43		—		—	43	54		2		—	56
Pooled funds (2)	—		77		—	77	—		92		—	92
Foreign debt securities:
Government bonds	61		4		—	65	71		4		—	75
Pooled funds (2)	—		52		—	52	—		46		—	46
Other	—		16		—	16	—		23		—	23
General account of life insurance companies (3)	—		108		—	108	—		111		—	111
Hedge funds	—		—		1	1	—		—		1	1
Other	60	(4)	(2	) (5)	—	58	92	(4)	(2	) (5)	—	90

Total assets at fair value	948		374		1	1,323	1,112		415		1	1,528

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥572 billion and ¥681 billion at March 31, 2012 and 2013, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.